Income Tax - Schedule of Net Deferred Tax Asset (Detail)	Dec. 31, 2020 USD ($)
Deferred Tax Asset [Abstract]
Net operating loss carryforward	$ 12,330
Organizational costs/startup expenses	12,520
Total deferred tax asset	24,850
Valuation allowance	(24,850)
Deferred tax asset, net	$ 0